united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2020

Conductor Global Equity Value Fund

Class A	RAALX
Class C	RACLX
Class I	RAILX
Class Y	RAYLX

Conductor International Equity Value Fund

Class A	RIALX
Class I	RIYLX

www.conductorfunds.com

1-844-GO-RAILX (1-844-467-2459)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.conductorfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

June 2020 Semi Annual Covid-19 Update

Suffice it to say, since February 2020, the Covid-19 pandemic and the associated economic crisis have obviously had an enormous impact on global risk markets and economies and the wellbeing of individuals in nearly every country, developed or emerging. At this point, there isn’t much we could say about the ongoing economic, market, political, or societal situation that hasn’t been covered and analyzed by numerous other people. We can, of course, provide a brief update on the crisis’ affect on the Conductor Funds’ specific operating environment, on the broader market turmoil and its affect on fund performance, and a brief update on potential future pathways for global equities as the crisis evolves into the next stages.

Performance:

The Conductor Global Equity Value Fund and the Conductor International Equity Value Fund both went defensive during this period. The Conductor Global Equity Value Fund Y Share Class (RAYLX) was down 27.31% YTD through 4/30/2020 with the MSCI All Country World Value Index down 20.73% and the MSCI World Index down 12.25% for that same time period. The Conductor International Equity Value Fund Fund I Share Class (RIYLX) was down 22.46% YTD through 4/30/2020 with the MSCI All Country World ex-US IMI Index down 15.61% and the MSCI World Index ex-US down 15.27% for that same time period.

Operational:

Covid-19 has impacted global businesses in a number of ways over the past four months: it forced companies to implement stay-at-home work plans; required companies to implement business continuity and contingency plans; severely disrupted physical supply chains; effectively eliminated business travel and face-to-face meetings; disrupted or eliminated customer traffic, revenue streams, and access to capital to support businesses on an ongoing basis.

The asset management industry faced, and continues to face, similar difficulties, along with other obstacles that are unique to the industry, such as market liquidity and trading concerns. The Conductor Funds certainly aren’t immune from the broader forces affecting the asset management industry, and businesses more broadly, but can confidently state that the crisis hasn’t created significant disruption for the daily management of fund assets and hasn’t affected the firm to any greater extent than one might expect during a time when global authorities have effectively halted physical face-to-face interactions. The Conductor Funds’ continuity plans have been more than sufficient in terms of maintaining normal fund operations through the crisis, as we’ll outline briefly below.

●	Business Continuity: Throughout the crisis, the firm has had full and uninterrupted access to all requisite technological resources including, but not limited to, analytics platforms such as Bloomberg, trading platforms, compliance resources and technology, client data, sales resources and data, and general communications platforms, such as email and video conferencing technology. At all times, members of the firm had access to offices and the physical documents located within. Even so, most if not all information, including archived information, that the firm requires for ongoing operations remains secure and accessible at all times via multi-platform cloud and web-based service providers.

●	Communication: Fortunately for businesses in the asset management industry, ours included, modern, robust communication platforms ranging from reliable mobile networks, to reliable video and audio conferencing solutions have significantly minimized disruption. Throughout the crisis, firm members have been able to easily communicate with each other, with service providers, and with clients and potential clients. As experienced by organizations around the world, business/sales travel and face-to-face meetings have been eliminated for the time-being. The firm has been able to use secure, password-protected video/audio conferencing technology and screen sharing technology to create safe and effective virtual meetings.

●	Trading and Liquidity: Though counterparty trading firms continue to face Covid-related disruptions, the Conductor Funds at no time have faced Covid-related delays or problems executing fund trades in a timely and orderly manner, electronically or directly. Similarly, the funds, which invest in global equity market securities, have not faced any issues pertaining to liquidity when buying or selling securities, whether US or international, developed or emerging. The firm has not faced any issues related to selling restrictions imposed at the height of the crisis by authorities in several countries. Operationally, the firm continues to receive all pertinent daily, weekly, and monthly reports on firm investment positioning, cash levels and flows, fund accounting, and overall firm accounting. Communications with trading counterparties and middle office and back office representatives have remained completely intact.

●	Sales/New Revenue Generation: Although electronic communication with clients and potential clients has been seamless as described above, our long-term business development success is dependent on travel. We derive significant benefits from in-person informational meetings, presentations, business meals, and other similar interactions. No different than any other company in the US, these sorts of interactions have been put on hold indefinitely owing to the unique circumstances surrounding Covid. While modern video and audio conferencing technology provides a strong substitute for some of these personal interactions, until the financial services industry begins to see normalization in terms of allowing office visits and other face to face meetings, this important piece of our sales generation strategy will remain hampered.

Markets:

Equity markets around the world, especially those outside of the US, have been severely disrupted and have experienced significant volatility during the Covid crisis. Like many others in the global equities space, the Conductor Funds have seen significant swings in performance. Generally, the Conductor Funds tend to be heavily exposed to small/mid cap value equities domiciled outside the U.S. Most germane to the discussion of broader market moves is the fact that the crisis has generally exacerbated unfavorable trends that were in place coming into the crisis, namely trends favoring growth equities over value equities, large and mega cap equities over small and mid-sized equities, and US specific equities over international developed and emerging equities. Investors appear to have retreated en masse to investments in large, US-based companies reflecting a general flight to safety mentality.

Since mid-February, the ACWI SMID Cap index has underperformed its large-cap counterpart by approximately 4%. Likewise, the ACWI value index has underperformed the growth index by approximately 13%. Overall, during the Covid time period, the Conductor funds have matched the performance of the MSCI ACWI SMID Value index, but there’s a lot of relative performance ground that needs to be made up against broad based factor-agnostic indices.

Over the past few weeks, there have been some signs that trends favoring growth, large-cap, and US exposure have been stabilizing and perhaps reversing, especially as it relates to the performance relationship between large and small cap. Many of these unfavorable trends have been in place for two years or longer. Again, there is a lot of damage that must be undone.

Looking forward, while the crisis has accelerated the aforementioned overstretched trends, we continue to believe that at some point in the near to intermediate term, regardless of Covid trends, that growth indices’ and large cap indices’ current unprecedented overvaluation and overbought technical positioning will move back towards historical averages. At present, the valuation relationship between the MSCI ACWI Growth index and the MSCI Value Index has reached a level over four standard deviations away from the historical mean in favor of growth. Likewise, MSCI ACWI small-cap index valuation relative to the overall ACWI is now almost two standard deviations away from normal, indicating severe small-cap undervaluation. If stocks in these realms just move back towards normal historical relationships, or even towards the relationships observed over recent years, there’s significant potential for solid performance going forward. As far as the valuation relationship between US equities and the rest of the world, US companies now carry a relative valuation premium that hasn’t been observed since the peak of the “tech bubble” in 1999/2000. On an absolute basis, US equity valuations, likewise, have reached levels higher than those observed during any period in history except for the tech bubble. Meanwhile, international stocks, especially those in emerging markets, are trading at valuation multiples generally that are solidly below historical mean.

Against that backdrop, and although there can be no guarantees, we continue to believe that international companies, especially those in Asia and emerging markets will provide exceptional long-term outperformance, while US stocks will produce mediocre returns over the coming decade. We remained positioned for that outcome.

Perhaps discouragingly, owing to the capricious nature of the Covid-virus itself and the second and third order effects we believe will arrive in the wake of the unprecedented global economic shock, we are not convinced, recent market upswing to the contrary, that the significant risk market turmoil is over. We anticipate several more months, if not more, of significantly volatile equity market price action, both in the US and abroad.

Disclosures:

Investing in each Fund carries certain risks. Adverse changes in currency exchange rates may erode or reverse any potential gains from a Fund’s investments. The risk of investing in emerging market securities, primarily increased foreign investment risk. Investments in foreign securities could subject a Fund to greater risks including currency fluctuation, economic conditions, and different governmental and accounting standards. There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to such Fund. Investments in lesser-known, small and medium capitalization companies may be more vulnerable than larger, more established organizations. There can be a higher portfolio turnover due to active and frequent trading that may result in higher transactional and brokerage costs. The Adviser from time to time employs various hedging techniques. The success of a Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since a Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Conductor Funds. This and other information about the Funds is contained in the prospectus and should be read carefully before investing. The prospectus for both funds can be obtained by calling toll free 1-844-GO-RAILX or www.conductorfunds.com. The Conductor Funds are distributed by Northern Lights Distributors, LLC., Member FINRA IronHorse Capital Management and Northern Lights Distributors, LLC are not affiliated.

Definitions:

MSCI World Index: The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

S&P 500 Index: The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI Europe Index: The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The MSCI Europe Index consists of the following 15 developed market country indexes: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

MSCI Index Variants

The MSCI Global Standard Indexes include large and mid-cap segments and provide exhaustive coverage of these size segments. The indexes target a coverage range of around 85% of the free float-adjusted market capitalization in each market. The Large Cap Indexes target a coverage range of around 70% of the free float-adjusted market capitalization in each market and the Mid Cap Indexes target a coverage range of around 15% of the free float-adjusted market capitalization in each market.

The MSCI Global Small Cap Indexes provide an exhaustive representation of the small cap size segment. The indexes target companies that are in the Investable Market Index (IMI) but that are not in the Standard Index in each market.

The MSCI Global Value and Growth Indexes cover the full range of MSCI Developed, Emerging and All Country Indexes across large, mid and small cap size segmentations. They are also cover large and mid-cap size segments for the MSCI Frontier Markets Indexes. The indexes are constructed using an approach that provides a precise definition of style using eight historical and forward-looking fundamental data points for every security. Each security is placed into either the Value or Growth Indexes or may be partially allocated to both (with no double counting). The objective of this index design is to divide constituents of an underlying MSCI Equity Index into respective value and growth indexes, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

EV/EBITDA: A ratio used to determine the value of a company. The enterprise multiple looks at a firm as a potential acquirer would, because it takes debt into account - an item which other multiples like the P/E ratio do not include.

Price to Book: A ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

P/E trailing 12 month: The sum of a company’s price-to-earnings, calculated by taking the current stock price and dividing it by the trailing earnings per share for the past 12 months. This measure differs from forward P/E, which uses earnings estimates for the next four quarters.

Altman Z-score: The output of a credit-strength test that gauges a publicly traded manufacturing company’s likelihood of bankruptcy. The Altman Z-score, is based on five financial ratios that can be calculated from data found on a company’s annual 10K report. The Altman Z-score is calculated as follows:

Z-Score = 1.2A + 1.4B + 3.3C + 0.6D + 1.0E

Where:

A = Working Capital/Total Assets

B = Retained Earnings/Total Assets

C = Earnings Before Interest & Tax/Total Assets

D = Market Value of Equity/Total Liabilities

E = Sales/Total Assets

A score below 1.8 means the company is probably headed for bankruptcy, while companies with scores above 3.0 are not likely to go bankrupt. The lower/higher the score, the lower/higher the likelihood of bankruptcy.

The views in this report are those of each Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of a Fund in the future. These statements are based on each Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

5768-NLD 6/5/2020

Conductor Global Equity Value Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020, compared to its benchmark:

			Annualized
					Since
					Commencement
					of Operations	Since Inception	Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	12/27/2013 (a)	4/15/2014	9/17/2015	4/19/16
Class A with Load (b)	(26.03)%	(25.62)%	(5.95)%	(0.87)%	N/A	0.45%	N/A	N/A
Class A	(21.54)%	(21.06)%	(4.08)%	0.31%	N/A	1.43%	N/A	N/A
Class C	(21.81)%	(21.64)%	(4.80)%	N/A	N/A	N/A	0.72%	N/A
Class I	(21.40)%	(20.82)%	(3.84)%	0.56%	1.19%	N/A	N/A	N/A
Class Y	(21.13)%	(20.37)%	(3.26)%	N/A	N/A	N/A	N/A	1.73%
MSCI All Country World Value Index (c)	(16.54)%	(15.30)%	(1.48)%	0.47%	1.50%	1.36%	2.81%	2.22%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Ironhorse Capital LLC (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 2.15%, 2.90%, 1.90% and 1.25% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Per the fee table in the Fund’s February 28, 2020 prospectus, the Fund’s total annual operating expense ratio before expense waivers, if any, is 2.06%, 2.81%, 1.82%, and 1.77% for Class A, Class C, Class I, and Class Y shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	The inception date of Class I is December 26, 2013. Class I commenced operations on December 27, 2013.

(b)	Class A with load total return is calculated using the maximum sales charge of 5.75%

(c)	The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Portfolio Composition as of April 30, 2020
Holdings by Industry/Asset Class	% of Net Assets
Short-Tem Investments	45.1%
Exchange Traded Funds	16.8%
Electronics	11.1%
Computers	5.4%
Iron/Steel	4.0%
Gas	3.6%
Chemicals	2.8%
Telecommunications	1.8%
Semiconductors	1.6%
Office/Business Equipment	1.5%
Other**	7.4%
Other Assets and Liabilities - Net	(1.1)%
100.0%

**	Other represents less than 1.5% weightings in the following industries: Coal, Commercial Services, Engineering & Construction, Healthcare-Services, Home Builders, Home Furnishings and Retail.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Conductor International Equity Value Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the period ended April 30, 2020, compared to its benchmark:

Since
Commencement of
Operations (a)
Class A with Load (b)	(26.12)%
Class A	(21.62)%
Class I	(21.62)%
MSCI All Country World ex-USA IMI Net Index (c)	(13.75)%
MSCI All Country World ex-USA Net Index (d)	(13.39)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.45% and 1.20% of average daily net assets attributable to Class A and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Per the fee table in the Fund’s February 28, 2020 prospectus, the Fund’s total annual operating expense ratio before expense waivers, if any, is 2.41% and 2.16% for Class A and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	The inception and commencement date of Class A and Class I is December 3, 2019.

(b)	Class A with load total return is calculated using the maximum sales charge of 5.75%

(c)	The MSCI All Country World ex-USA IMI Net Index captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. You cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(d)	The MSCI All Country World ex-USA Net Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. includes both developed and emerging markets. You cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Portfolio Composition as of April 30, 2020
Holdings by Industry/Asset Class	% of Net Assets
Short-Tem Investments	37.1%
Exchange Traded Funds	25.6%
Electronics	10.5%
Computers	5.1%
Iron/Steel	3.9%
Gas	3.4%
Telecommunications	1.8%
Semiconductors	1.5%
Office/Business Equipment	1.5%
Other**	9.6%
Other Assets and Liabilities - Net	0.0	% ^
	100.0%

**	Other represents less than 1.5% weightings in the following industries: Agriculture, Chemicals, Coal, Commercial Services, Entertainment, Healthcare-Services, Home Builders, Metal Fabricate/Hardware, Packaging & Containers and Retail.

^	Represents less than 0.05%.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Value
	COMMON STOCKS - 39.2%
	CHEMICALS - 2.8%
35,500	Lintec Corp.	$761,810
14,100	Nitto Denko Corp.	704,343
		1,466,153
	COAL - 1.0%
299,500	China Shenhua Energy Co. Ltd.	530,591

	COMMERCIAL SERVICES - 1.0%
1,722,000	China Maple Leaf Educational Systems Ltd.	506,234

	COMPUTERS - 5.4%
40,000	NEC Networks & System Integration Corp.	1,721,273
115,000	Phison Electronics Corp.	1,091,301
		2,812,574
	ELECTRONICS - 11.1%
315,000	FLEXium Interconnect, Inc.	1,133,682
24,000	Hitachi High-Technologies Corp. ^	1,787,338
40,000	Inaba Denki Sangyo Co. Ltd.	846,228
466,000	Pegatron Corp.	1,022,362
24,000	Taiyo Holdings Co. Ltd.	981,391
		5,771,001
	ENGINEERING & CONSTRUCTION - 1.3%
24,452	KEPCO Plant Service & Engineering Co. Ltd.	653,380

	GAS - 3.6%
63,058	Cia de Gas de Sao Paulo	1,866,959

	HEALTHCARE - SERVICES - 1.4%
30,000	Miraca Holdings, Inc.	751,186

	HOME BUILDERS - 1.4%
66,300	Haseko Corp.	719,793

	HOME FURNISHINGS - 1.2%
50,600	Kokuyo Co. Ltd.	618,625

	IRON/STEEL - 4.0%
273,190	Fortescue Metals Group Ltd. ^	2,087,787

	OFFICE/BUSINESS EQUIPMENT - 1.5%
41,600	Canon Marketing Japan, Inc.	800,664

	RETAIL - 0.1%
769,600	Matahari Department Store Tbk PT	62,470

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Shares		Value
	SEMICONDUCTORS - 1.6%
340,000	Transcend Information, Inc.	$802,964

	TELECOMMUNICATIONS - 1.8%
32,400	NTT DOCOMO, Inc.	954,868

	TOTAL COMMON STOCKS (Cost - $16,618,687)	20,405,249

	EXCHANGE TRADED FUNDS - 16.8%
	EQUITY FUNDS - 16.8%
93,161	iShares Global Financials ETF	4,662,708
112,950	Vanguard FTSE Emerging Markets ETF	4,085,401
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $10,744,542)	8,748,109

	SHORT-TERM INVESTMENTS - 45.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.3%
1,189,614	Dreyfus Cash Management Fund - Institutional Class, 0.49% + (a)	1,189,614

	MONEY MARKET FUND - 42.8%
22,254,669	Dreyfus Cash Management Fund - Institutional Class, 0.49% +	22,278,972

	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,444,283)	23,468,586

	TOTAL INVESTMENTS - 101.1% (Cost - $50,807,512)	$52,621,944
	OTHER ASSETS AND LIABILITIES - NET - (1.1)%	(567,628)
	TOTAL NET ASSETS - 100.0%	$52,054,316

^	All or a portion of the security is on loan. Total loaned securities had a value of $2,101,958 at April 30, 2020.

+	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

(a)	Security was purchased with cash received as collateral for securities on loan as of April 30, 2020. Total collateral had a value of $1,189,614 at April 30, 2020. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $1,049,989 as of April 30, 2020.

Portfolio Composition as of April 30, 2020
Holdings by Country	% of Market Value
United States	44.6%
Japan	20.2%
Global ETF	16.6%
Taiwan	7.7%
Australia	4.0%
Brazil	3.6%
Hong Kong	2.0%
South Korea	1.2%
Indonesia	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Value
	COMMON STOCKS - 37.3%
	AGRICULTURE - 1.0%
1,300	Japan Tobacco, Inc.	$24,296

	CHEMICALS - 1.3%
600	Nitto Denko Corp.	30,079

	COAL - 0.9%
12,500	China Shenhua Energy Co. Ltd.	22,145

	COMMERCIAL SERVICES - 0.9%
70,000	China Maple Leaf Educational Systems Ltd.	20,579

	COMPUTERS - 5.1%
1,700	NEC Networks & System Integration Corp.	73,414
5,000	Phison Electronics Corp.	47,448
		120,862
	ELECTRONICS - 10.5%
14,000	FLEXium Interconnect, Inc.	50,386
1,000	Hitachi High-Technologies Corp.	74,737
1,700	Inaba Denki Sangyo Co. Ltd.	36,093
20,000	Pegatron Corp.	43,878
1,000	Taiyo Holdings Co. Ltd.	41,037
		246,131
	ENTERTAINMENT - 1.0%
1,900	Sega Sammy Holdings, Inc.	23,096

	GAS - 3.4%
2,700	Cia de Gas de Sao Paulo	80,302

	HEALTHCARE - SERVICES - 1.3%
1,200	Miraca Holdings, Inc.	30,154

	HOME BUILDERS - 1.3%
2,900	Haseko Corp.	31,596

	IRON/STEEL - 3.9%
11,837	Fortescue Metals Group Ltd.	90,885

	METAL FABRICATE/HARDWARE - 0.9%
1,000	Maruichi Steel Tube Ltd.	22,565

	OFFICE/BUSINESS EQUIPMENT - 1.5%
1,800	Canon Marketing Japan, Inc.	34,767

	PACKAGING & CONTAINERS - 0.9%
2,400	Transcontinental, Inc.	21,789

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Shares		Value
	RETAIL - 0.1%
25,700	Matahari Department Store Tbk PT	$2,086

	SEMICONDUCTORS - 1.5%
15,000	Transcend Information, Inc.	35,425

	TELECOMMUNICATIONS - 1.8%
1,400	NTT DOCOMO, Inc.	41,406

	TOTAL COMMON STOCKS (Cost - $886,788)	878,163

	EXCHANGE TRADED FUNDS - 25.6%
	EQUITY FUNDS - 25.6%
11,096	Vanguard FTSE Developed Markets ETF	395,905
5,667	Vanguard FTSE Emerging Markets ETF	204,975
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $717,081)	600,880

	SHORT-TERM INVESTMENT - 37.1%
	MONEY MARKET FUND - 37.1%
871,215	Dreyfus Cash Management Fund - Institutional Class, 0.49% +	872,173
	TOTAL SHORT-TERM INVESTMENTS (Cost - $871,215)

	TOTAL INVESTMENTS - 100.0% (Cost - $2,475,084)	$2,351,216
	OTHER ASSETS LESS LIABILITIES - NET - 0.0% ^	279
	TOTAL NET ASSETS - 100.0%	$2,351,495

^	Represents less than 0.05%.

+	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

Portfolio Composition as of April 30, 2020
Holdings by Country	% of Market Value
United States	37.1%
Global ETF	25.6%
Japan	19.7%
Taiwan	7.5%
Australia	3.9%
Brazil	3.4%
Hong Kong	1.8%
Canada	0.9%
Indonesia	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Assets and Liabilities (Unaudited)
April 30, 2020

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
ASSETS
Securities, at cost	$50,807,512	$2,475,084
Securities, at fair value	$52,621,944	$2,351,216
Receivable for securities sold	503,000	—
Dividends and interest receivable	249,948	7,520
Receivable due from advisor	—	29,979
Receivable for fund shares sold	700	—
Prepaid expenses and other assets	83,396	—
TOTAL ASSETS	53,458,988	2,388,715

LIABILITIES
Due to custodian	161,669	—
Collateral on securities loaned (see note 8)	1,189,614	—
Payable for fund shares redeemed	4,628	—
Investment advisory fees payable	41,579	—
Payable to related parties	5,933	12,388
Distribution (12b-1) fees payable	808	—
Accrued expenses and other liabilities	441	24,832
TOTAL LIABILITIES	1,404,672	37,220
NET ASSETS	$52,054,316	$2,351,495

NET ASSETS CONSIST OF:
Paid in capital	$63,783,545	$3,027,535
Accumulated deficit	(11,729,229)	(676,040)
NET ASSETS	$52,054,316	$2,351,495

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
April 30, 2020

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,279,912	$8
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	137,169	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.33	$7.77	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$9.90	$8.24	(b)

Class C Shares:
Net Assets	$670,457
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	72,794
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.21

Class I Shares:
Net Assets	$37,557,370	$2,351,487
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,005,093	302,641
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.38	$7.77

Class Y Shares:
Net Assets	$12,546,577
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,306,009
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.61

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV/offering price may not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2020

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund (a)
INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $34,377 and $2,601)	$1,220,108	$45,780
Interest Income	29,297	1,343
Securities Lending Income	19,034	—
TOTAL INVESTMENT INCOME	1,268,439	47,123

EXPENSES
Investment advisory fees	449,847	12,924
Distribution (12b-1) fees:
Class A	2,134	—
Class C	5,331	—
Administrative services fees	21,870	16,719
Registration fees	47,836	1,326
Third party administrative services fees	32,631	460
Custodian fees	15,404	487
Transfer agent fees	33,021	4,617
Audit fees	26,897	8,595
Accounting services fees	10,783	5,739
Legal fees	17,109	10,859
Printing and postage expenses	4,076	2,215
Compliance officer fees	14,233	3,050
Trustees fees and expenses	5,168	6,457
Insurance expense	7,798	207
Other expenses	6,848	710
TOTAL EXPENSES	700,986	74,365

Less: Fees waived/(reimbursed) by the Advisor	(80,787)	(60,899)

NET EXPENSES	620,199	13,466

NET INVESTMENT INCOME	648,240	33,657

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss from:
Investments	(7,148,998)	(543,802)
Foreign currency translations	(192,397)	(14,631)
Realized loss on investments and foreign currency transactions	(7,341,395)	(558,433)

Net change in unrealized appreciation of:
Investments	(8,548,732)	(123,868)
Foreign currency translations	23	144
Unrealized appreciation on investments and foreign currency translations	(8,548,709)	(123,724)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(15,890,104)	(682,157)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,241,864)	$(648,500)

(a)	The Conductor International Equity Value Fund commenced investment operations on December 3, 2019.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2020	October 31,
	(Unaudited)	2019
FROM OPERATIONS
Net investment income	$648,240	$1,704,955
Net realized loss from investments and foreign currency translations	(7,341,395)	(6,073,661)
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(8,548,709)	6,649,109
Net increase/(decrease) in net assets resulting from operations	(15,241,864)	2,280,403

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(13,935)	(297,412)
Class C	(3,740)	(152,054)
Class I	(468,160)	(5,408,051)
Class Y	(167,695)	(3,719,978)
Net decrease in net assets resulting from distributions to shareholders	(653,530)	(9,577,495)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	200,620
Class C	—	164,334
Class I	285,985	657,483
Class Y	1,046,404	9,889,360
Net asset value of shares issued in reinvestment of distributions:
Class A	12,923	276,374
Class C	3,654	150,021
Class I	409,785	4,755,569
Class Y	163,515	3,546,864
Redemption fee proceeds:
Class C	103	—
Payments for shares redeemed:
Class A	(447,441)	(1,177,857)
Class C	(455,460)	(441,850)
Class I	(4,299,759)	(1,792,702)
Class Y	(12,169,625)	(27,103,774)
Net decrease in net assets from shares of beneficial interest	(15,449,916)	(10,875,558)

TOTAL DECREASE IN NET ASSETS	(31,345,310)	(18,172,650)

NET ASSETS
Beginning of Period	83,399,626	101,572,276
End of Period	$52,054,316	$83,399,626

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets (Continued)

	For the Six Months Ended	For the Year Ended
	April 30, 2020	October 31,
	(Unaudited)	2019
SHARE ACTIVITY
Class A:
Shares Sold	—	17,137
Shares Reinvested	1,289	24,379
Shares Redeemed	(37,996)	(103,344)
Net decrease in shares of beneficial interest outstanding	(36,707)	(61,828)

Class C:
Shares Sold	—	13,799
Shares Reinvested	376	13,408
Shares Redeemed	(42,541)	(39,127)
Net decrease in shares of beneficial interest outstanding	(42,165)	(11,920)

Class I:
Shares Sold	22,124	55,991
Shares Reinvested	40,551	415,838
Shares Redeemed	(377,343)	(153,832)
Net increase/(decrease) in shares of beneficial interest outstanding	(314,668)	317,997

Class Y:
Shares Sold	97,791	851,414
Shares Reinvested	15,474	305,523
Shares Redeemed	(1,064,787)	(2,250,127)
Net decrease in shares of beneficial interest outstanding	(951,522)	(1,093,190)

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
Statement of Changes in Net Assets

For the Period* Ended
April 30, 2020
(Unaudited)
FROM OPERATIONS
Net investment income	$33,657
Net realized loss from investments and foreign currency translations	(558,433)
Net change in unrealized depreciation of investments and foreign currency translations	(123,724)
Net decrease in net assets resulting from operations	(648,500)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class I	(27,540)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20
Class I	2,999,995
Net asset value of shares issued in reinvestment of distributions:
Class I	27,540
Payments for shares redeemed:
Class A	(10)
Class I	(10)
Net increase in net assets from shares of beneficial interest	3,027,535

TOTAL INCREASE IN NET ASSETS	2,351,495

NET ASSETS
Beginning of Period	—
End of Period	$2,351,495

SHARE ACTIVITY
Class A:
Shares Sold	2
Shares Redeemed	(1)
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	299,999
Shares Reinvested	2,643
Shares Redeemed	(1)
Net increase in shares of beneficial interest outstanding	302,641

*	The Conductor International Equity Value Fund commenced investment operations on December 3, 2019.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A Shares
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2020		October 31,	October 31,		October 31,		October 31,	October 31,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value, beginning of period	$12.01		$13.00	$13.75		$10.84		$10.20	$9.80
Activity from investment operations:
Net investment income/(loss) (1)	0.08		0.19	0.05		0.01		(0.03)	0.00 (6)
Net realized and unrealized gain/(loss) on investments	(2.66)		0.10	(0.63)		2.90		0.67	0.40
Total from investment operations	(2.58)		0.29	(0.58)		2.91		0.64	0.40
Less distributions from:
Net investment income	(0.10)		(0.18)	(0.15)		—		—	—
Net realized gains	—		(1.10)	(0.02)		—		—	—
Total distributions	(0.10)		(1.28)	(0.17)		—		—	—
Paid-in-Capital From Redemption Fees	—		—	0.00	(6)	—		—	—
Net asset value, end of period	$9.33		$12.01	$13.00		$13.75		$10.84	$10.20
Total return (2)	(21.54)%		2.94%	(4.33)%		26.85%		6.27%	4.08%
Net assets, end of period (000’s)	$1,280		$2,088	$3,065		$3,624		$1,887	$1,109
Ratio of gross expenses to average net assets (3)(4)	2.18	% (8)	1.94%	1.81%		1.95%		2.37%	2.49%
Ratio of net expenses to average net assets (4)	2.15	% (8)	1.94%	2.11	% (7)	2.15	% (7)	2.14%	2.18%
Ratio of net investment income/(loss) to average net assets (4)(5)	1.37	% (8)	1.59%	0.36%		0.06%		(0.33)%	0.02%
Portfolio Turnover Rate	34	% (9)	108%	141%		90%		123%	86%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C Shares
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2020		October 31,	October 31,		October 31,		October 31,	October 31,
	(Unaudited)		2019	2018		2017		2016	2015 (1)
Net asset value, beginning of period	$11.84		$12.82	$13.55		$10.76		$10.20	$9.94
Activity from investment operations:
Net investment income/(loss) (2)	0.04		0.10	(0.06)		(0.09)		(0.11)	0.03
Net realized and unrealized gain/(loss) on investments	(2.62)		0.10	(0.61)		2.88		0.67	0.23
Total from investment operations	(2.58)		0.20	(0.67)		2.79		0.56	0.26
Less distributions from:
Net investment income	(0.05)		(0.08)	(0.04)		—		—	—
Net realized gains	—		(1.10)	(0.02)		—		—	—
Total distributions	(0.05)		(1.18)	(0.06)		—		—	—
Paid-in-Capital From Redemption Fees	0.00	(11)	—	—		—		—	—
Net asset value, end of period	$9.21		$11.84	$12.82		$13.55		$10.76	$10.20
Total return (3)	(21.81)%		2.10%	(4.99)%		25.93%		5.49%	2.62%
Net assets, end of period (000’s)	$670		$1,361	$1,626		$1,333		$258	$21	(9)
Ratio of gross expenses to average net assets (5)(7)	2.93	% (6)	2.69%	2.55%		2.69%		3.11%	3.18	% (6)
Ratio of net expenses to average net assets (7)	2.90	% (6)	2.69%	2.86	% (10)	2.90	% (10)	2.88%	2.93	% (6)
Ratio of net investment income/(loss) to average net assets (7)(8)	0.69	% (6)	0.83%	(0.42)%		(0.70)%		(1.05)%	2.52	% (6)
Portfolio Turnover Rate	34	% (4)	108%	141%		90%		123%	86	% (4)

(1)	The Conductor Global Equity Value Fund Class C commenced investment operations on September 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of sales charges and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(9)	Actual net assets, not rounded.

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(11)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I Shares
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2020		October 31,	October 31,		October 31,		October 31,	October 31,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value, beginning of period	$12.07		$13.09	$13.86		$10.90		$10.23	$9.81
Activity from investment operations:
Net investment income/(loss) (1)	0.09		0.22	0.09		0.03		(0.01)	0.00 (2)
Net realized and unrealized gain/(loss) on investments	(2.66)		0.10	(0.64)		2.93		0.68	0.42
Total from investment operations	(2.57)		0.32	(0.55)		2.96		0.67	0.42
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.20)		—		—	—
Net realized gains	—		(1.10)	(0.02)		—		—	—
Total distributions	(0.12)		(1.34)	(0.22)		—		—	—
Net asset value, end of period	$9.38		$12.07	$13.09		$13.86		$10.90	$10.23
Total return (3)	(21.40)%		3.14%	(4.09)%		27.16%		6.55%	4.28%
Net assets, end of period (000’s)	$37,557		$52,142	$52,383		$55,185		$45,923	$37,977
Ratio of gross expenses to average net assets (4)(5)	1.94	% (8)	1.70%	1.55%		1.71%		2.11%	2.20%
Ratio of net expenses to average net assets (5)	1.90	% (8)	1.70%	1.86	% (7)	1.90	% (7)	1.87%	1.95%
Ratio of net investment income/(loss) to average net assets (5)(6)	1.61	% (8)	1.83%	0.62%		0.28%		(0.06)%	0.02%
Portfolio Turnover Rate	34	% (9)	108%	141%		90%		123%	86%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(5)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class Y Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2020		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2019	2018	2017	2016 (1)
Net asset value, beginning of period	$12.32		$13.28	$13.97	$10.91	$10.28
Activity from investment operations:
Net investment income (2)	0.14		0.27	0.19	0.12	0.01
Net realized and unrealized gain/(loss) on investments	(2.73)		0.11	(0.66)	2.94	0.62
Total from investment operations	(2.59)		0.38	(0.47)	3.06	0.63
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.20)	—	—
Net realized gains	—		(1.10)	(0.02)	—	—
Total distributions	(0.12)		(1.34)	(0.22)	—	—
Paid-in-Capital From Redemption Fees	—		—	0.00 (9)	—	—
Net asset value, end of period	$9.61		$12.32	$13.28	$13.97	$10.91
Total return (3)	(21.13)%		3.59%	(3.48)%	28.05%	6.13%
Net assets, end of period (000’s)	$12,547		$27,808	$44,498	$19,242	$845
Ratio of gross expenses to average net assets (5)(7)	1.92	% (6)	1.65%	1.55%	1.68%	2.04	% (6)
Ratio of net expenses to average net assets (7)	1.25	% (6)	1.25%	1.25%	1.25%	1.39	% (6)
Ratio of net investment income to average net assets (7)(8)	2.34	% (6)	2.23%	1.27%	0.93%	0.24	% (6)
Portfolio Turnover Rate	34	% (4)	108%	141%	90%	123	% (4)

(1)	The Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A Shares
Period* Ended
April 30, 2020
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.16
Net realized and unrealized loss on investments	(2.30)
Total from investment operations	(2.14)
Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$7.77
Total return (2)	(21.62)%
Net assets, end of period (8)	$7.77
Ratio of gross expenses to average net assets (3)(4)(6)	6.88%
Ratio of net expenses to average net assets (4)(6)	1.45%
Ratio of net investment income to average net assets (4)(5)(6)	2.75%
Portfolio Turnover Rate (7)	51%

*	The Conductor International Equity Value Fund Class A commenced investment operations on December 5, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Represents actual net assets.

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I Shares
Period* Ended
April 30, 2020
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.11
Net realized and unrealized loss on investments	(2.25)
Total from investment operations	(2.14)
Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$7.77
Total return (2)	(21.62)%
Net assets, end of period (000’s)	$2,351
Ratio of gross expenses to average net assets (3)(4)(6)	6.63%
Ratio of net expenses to average net assets (4)(6)	1.20%
Ratio of net investment income to average net assets (4)(5)(6)	3.00%
Portfolio Turnover Rate (7)	51%

*	The Conductor International Equity Value Fund Class I commenced investment operations on December 5, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020

1.	ORGANIZATION

The Conductor Global Equity Value Fund (the “Global Fund”) and the Conductor International Equity Value Fund (the “International Fund”), each a “Fund” or collectively the “Funds,” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Global Fund offers Class A, Class C, Class I, and Class Y shares. The International Fund offers Class A and Class I shares. The Funds commencement dates and investment objectives are as follows:

Fund	Inception Date	Investment Objective
Global Fund	Class A – April 15, 2015	To provide long-term risk-adjusted total return.
Class C – September 17, 2015
Class I – December 27, 2013
Class Y – April 19, 2016
International Fund	December 5, 2019	To provide long-term risk-adjusted total return.

Class A shares of each Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of such class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of a Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, a Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

of these securities as of 4:00 p.m. ET. The Funds utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2020 for each Fund’s investments measured at fair value:

Global Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,866,959	$18,538,290	$—	$20,405,249
Exchange Traded Funds	8,748,109	—	—	8,748,109
Short-Term Investments	23,468,586	—	—	23,468,586
Total Investments	$34,083,654	$18,538,290	$—	$52,621,944

International Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$102,091	$776,072	$—	$878,163
Exchange Traded Funds	600,880	—	—	600,880
Short-Term Investment	872,173	—	—	872,173
Total Investments	$1,575,144	$776,072	$—	$2,351,216

*	Please refer to each Fund’s Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

Certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Funds value such foreign securities. The utilization of valuation factors may result in the securities being categorized as Level 2.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Each Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with each Fund’s investments which include but are not limited to active trading risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging market risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market risk, market events risk, model risk, new fund risk, portfolio turnover risk, securities lending risk, short selling risk, small-cap and mid-cap securities risk, value investing risk, valuation risk, and volatility risk.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments.

Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Foreign (Non-U.S.) Investments Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

Geographic and Sector Risk – The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of a Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2016 to October 31, 2018, or expected to be taken in the Global Fund’s October 31, 2019 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed since inception.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that has not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2020, amounted to:

	Global Fund	International Fund
Purchases	$20,909,876	$3,336,857
Sales	52,343,988	1,189,186

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Effective October 1, 2016, under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Global Fund. Prior to October 1, 2016, the Advisor received monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Global Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.15% of the average daily net assets of the International Fund. For the period ended April 30, 2020, the Global Fund and International Fund incurred advisory fees in the amounts of $449,847 and $12,924, respectively.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses do not exceed 2.15%, 2.90%, 1.90%, and 1.25% of the average daily net assets of Class A, Class C, Class I, and Class Y, respectively, for the Global Fund, and 1.45% and 1.20% of the average daily net assets of Class A and Class I, respectively, for the International Fund. This agreement is in

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

effect at least until March 1, 2021. Prior to October 1, 2016, the expense limitation for Class Y was 1.50% of the average daily net assets of Class Y of the Global Fund. For the period ended April 30, 2020, the Advisor waived $80,787 of its fees for the Global Fund, and $60,899 of its fees for the International Fund.

Prior to February 29, 2016, the Advisor agreed to waive all or a portion of its management fees for the Global Fund so that the total annual operating expenses, or extraordinary expenses, did not exceed 2.18%, 2.93% and 1.93% of average daily net assets for Class A, Class C, and Class I, respectively.

These expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the reimbursement was made.

The following amounts are subject to recapture by Class Y of the Global Fund by the following dates:

10/31/2020	$46,265
10/31/2021	$115,793
10/31/2022	$130,925

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended April 30, 2020, $2,134 and $5,331 of 12b-1 fees were incurred for Class A shares and Class C shares, respectively, of the Global Fund, and $0 of 12b-1 fees were incurred for Class A shares of the International Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class C, and Class I shares. For the period ended April 30, 2020, the Distributor did not receive underwriting commissions for the sales of Class A shares or Class C Shares of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds each pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from each Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

	Global Fund	International Fund
Cost for Federal Tax purposes	$50,828,525	$2,475,084

Unrealized Appreciation	$4,726,239	$44,580
Unrealized Depreciation	(2,932,820)	(168,448)
Tax Net Unrealized Appreciation/(Depreciation)	$1,793,419	$(123,868)

6.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2019 and October 31, 2018 for the Global Fund was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2019	October 31, 2018
Ordinary Income	$1,676,503	$1,044,024
Long-Term Capital Gain	7,900,992	318,997
	$9,577,495	$1,363,021

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Global Fund were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$6,552	$—	$—	$(6,182,648)	$—	$10,342,261	$4,166,165

The difference between book basis and tax basis undistributed net investment income, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At October 31, 2019, the Global Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$6,182,648	$—	$6,182,648	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Global Fund for the fiscal year ended October 31, 2019 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(1,990)	$1,990

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

7.	SECURITIES LENDING

The Global Fund has entered into a securities lending arrangement with BNY Mellon Corp. (“BNY Mellon”). Under an agreement with BNY Mellon, the Global Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Global Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Global Fund. The Global Fund continues to receive interest or dividends on the securities loaned. The Global Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Global Fund could experience delays or losses on recovery. Additionally, the Global Fund is subject to the risk of loss from investments made with the cash received as collateral. The Global Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2020, the Global Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management Fund as shown in the Schedule of Investments. The Global Fund receives compensation relating to the lending of the Global Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Global Fund received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$2,101,958	$2,239,603	1.50%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial
	Statements of Assets	Instruments	Cash Collateral		Net Amount of
	and Liabilities	Pledged	Pledged		Assets
Description of Liability
Securities lending collateral	$1,189,614	$—	$1,189,614	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table sets forth the remaining contractual maturity of the collateral held as of April 30, 2020:

	Remaining Contractual Maturity of the Collateral Held as of April 30, 2020
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Dreyfus Government Cash Management	$1,189,614	$—	$—	$—	$1,189,614
U.S. Government	—	—	—	1,049,989	1,049,989
Total securities lending	$1,189,614	$—	$—	$1,049,989	$2,239,603

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020

The fair value of the securities loaned for the Global Fund totaled $2,101,958 at April 30, 2020. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $1,189,614 for the Global Fund at April 30, 2020. This amount is offset by a liability recorded as “Securities lending collateral.” At April 30, 2020, the Global Fund received non-cash collateral of $1,049,989.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invests a portion of their assets in the Dreyfus Cash Management Fund – Institutional Class (the “Dreyfus Fund”). The Dreyfus Fund is registered under the 1940 Act as open-end management investment company. The Funds may redeem their investment in the Dreyfus Fund at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the Dreyfus Fund. The financial statements of the Dreyfus Fund, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with each Fund’s financial statements. As of April 30, 2020, the percentage of the funds’ net assets invested in the Dreyfus Fund was as follows:

Percentage of Fund’s Net Assets
Fund Name	invested in the Dreyfus Fund
Global Fund	42.8%
International Fund	37.1%

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2020, Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 58% and 100% of the voting securities of the Global Fund and International Fund, respectively.

10.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his/her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2020, the Global Fund assessed redemption fees for Class C in the amount of $103. For the period ended April 30, 2020, there were no redemption fees assessed for the International Fund.

11.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted and the Funds have adopted these amendments early.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Conductor Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Conductor Global Equity Value Fund and Conductor International Equity Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended April 30, 2020.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
Actual	11/1/2019	4/30/2020	Period 11/1/19 – 4/30/20	11/1/19 – 4/30/20
Global Fund*
Class A	$1,000.00	$784.60	$9.84	2.15%
Class C	1,000.00	781.90	12.85	2.90%
Class I	1,000.00	786.00	8.44	1.90%
Class Y	1,000.00	788.70	5.56	1.25%
International Fund**
Class A	1,000.00	783.80	5.19	1.45%
Class I	1,000.00	783.80	4.30	1.20%
Hypothetical
(5% return before	Beginning Account Value	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
expenses)	11/1/2019	4/30/2020	Period 11/1/19 – 4/30/20	11/1/19 – 4/30/20
Global Fund*
Class A	$1,000.00	$1,014.17	$10.77	2.15%
Class C	1,000.00	1,010.44	14.50	2.90%
Class I	1,000.00	1,015.42	9.52	1.90%
Class Y	1,000.00	1,018.65	6.27	1.25%
International Fund**
Class A	1,000.00	1,017.65	7.27	1.45%
Class I	1,000.00	1,018.90	6.02	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	“Actual” expense information is for the period from 12/5/2019 (date of initial investment) to 4/30/2020. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 147/182 (to reflect the period from initial investment to April 30, 2020). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

Conductor Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

Approval of Advisory Agreement

Conductor International Equity Value Fund

At a meeting held on March 6-7, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shares Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreement (the “Advisory Agreement”) between IronHorse Capial, LLC (“IronHorse” or the “Adviser”) and the Trust, on behalf of the Conductor International Equity Value Fund (“Conductor International Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Conductor International Fund by IronHorse; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Conductor International Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from IronHorse. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by IronHorse related to the Advisory Agreement, including the Advisory Agreement; a description of the manner in which investments are to be made and executed; a description of the financial condition of IronHorse; an overview of the personnel proposed to service the Conductor International Fund and their respective backgrounds and experience; IronHorse’s compliance policies and procedures, including its business continuity plan and cybersecurity policies and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); a written risk assessment of IronHorse’s compliance program; IronHorse’s use of third-party

Conductor Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

compliance consultants; information about IronHorse’s investment strategies and risk management processes and liquidity management; information regarding IronHorse’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the proposed fees and expenses of the Conductor International Fund as compared to other funds with similar investment strategies. The Board also noted that on a regular basis it will receive and review information from the Trust’s CCO regarding the Conductor International Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which will include evaluating the regulatory compliance systems of IronHorse and procedures reasonably designed to assure compliance with the federal securities laws.

In reaching its conclusions, the Board considered the experience and qualifications of IronHorse’s management team, noting that the same personnel currently managed another Fund, and IronHorse’s adherence to its compliance policies and procedures. The Board considered the investment strategies proposed to be used in the Conductor International Fund, noting similarities and differences, as compared with the current IronHorse Fund. The Board also considered the operation and robustness of IronHorse’s compliance program. The Board considered IronHorse’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust’s CCO’s review and evaluation of the same, which found them to be satisfactory. In addition, the Board considered its familiarity with IronHorse’s personnel obtained from the Board’s oversight of another Fund advised by IronHorse and the significant risks that would be assumed by IronHorse in connection with the services provided to the Conductor International Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Conductor International Fund. The Board concluded that IronHorse had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Conductor International Fund and that the nature, overall quality and extent of the management services to be provided by IronHorse to the Conductor International Fund was expected to be satisfactory.

Performance. The Board noted that IronHorse currently manages a fund with similar investment characteristics as the proposed Conductor International Fund. The Board took into account IronHorse’s presentation and its performance with respect to its other Fund and concluded that IronHorse was expected to obtain an acceptable level of investment return to the shareholders of the Conductor International Fund.

Fees and Expenses. As to the costs of the services to be provided by IronHorse, the Board considered a comparison, compiled by Broadridge, of the Conductor International Fund’s proposed advisory fee and estimated operating expenses with those of certain peer funds with similar investment objectives and strategies (the “Peer Group”) as selected by Broadridge and with those of other funds in the anticipated Morningstar category for the Conductor International Fund. The Board noted that while it found the data provided by Broadridge generally useful, the Board recognized its limitations, including that the results of the comparisons may vary depending on the selection of the Peer Group.

The Board noted that the proposed advisory fee was higher than the median of the Peer Group and of the Conductor International Fund’s expected Morningstar category (Foreign

Conductor Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

Small/Mid Cap Value Category). The Board noted, however, that the proposed advisory fee was within the range of its expected Morningstar category.

As to the costs of the services provided by IronHorse, the Board considered a comparison of the Conductor International Fund’s estimated net expense ratio to those of the Peer Group and Morningstar category. The Board also considered that the net operating expenses of the Conductor International Fund were above the median of the Peer Group and its Morningstar category but were within range of the median in each. The Board took into account the Conductor International Fund’s expected size and the associated impact on expenses. The Board also considered that IronHorse had agreed to reimburse expenses to limit net annual operating expenses of the Conductor International Fund to 1.45% and 1.20% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) for Class A shares and Class I shares, respectively. The Board also took into account management’s discussion of the Peer Group selected by Broadridge and the differences between the Conductor International Fund and the other funds in the Peer Group.

In considering the level of the Conductor International Fund’s advisory fee, the Board took into account the cost of other accounts managed by IronHorse, noting that differences were attributable to the differences in the management of these different kinds of accounts.

The Board concluded that the proposed contractual advisory fee for the Conductor International Fund was not unreasonable.

Profitability. The Board considered IronHorse’s anticipated profitability with respect to the Conductor International Fund and whether such profits, if any, would be excessive in light of the services proposed to be provided to the Conductor International Fund. The Board considered an estimated profitability analysis prepared by IronHorse. The Board concluded that, based on the Conductor International Fund’s expected initial asset levels and the estimated costs of advising the Conductor International Fund during the initial term of the Advisory Agreement, IronHorse’s anticipated level of profitability, if any, from its relationship with the Conductor International Fund would not be excessive.

Economies of Scale. The Board considered whether IronHorse would realize economies of scale with respect to its providing advisory service to the Conductor International Fund. The Board considered the profitability analysis provided by IronHorse, and considered that IronHorse had represented that it expected the Conductor International Fund to achieve economies of scale at certain asset levels, but that at current asset levels, economies of scale was not a consideration. The Board noted that it would revisit whether economies of scale exist in the future once the Conductor International Fund has achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by IronHorse from its association with the Conductor International Fund. The Board considered that IronHorse believed that it may experience an increase in brand recognition and possible cross-selling benefits attributable to enhanced

Conductor Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

reputation. The Board considered these potential benefits appeared to be not unreasonable.

Conclusion. The Board, having requested and received such information from IronHorse as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term was in the best interests of the Conductor International Fund and its future shareholders. In considering the Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have placed different weight on different factors.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-844-GO-RAILX or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-GO-RAILX.

Investment Advisor
IronHorse Capital LLC
3102 West End Avenue, Suite 400
Nashville, TN 37203

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/2020

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/7/2020